Putnam
Growth
Opportunities
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Growth Opportunities Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 15, 2000


Report from the Fund Managers

Jeffrey R. Lindsey
C. Beth Cotner
David J. Santos

Technology continued to dominate the market during the six months ended January 31, 2000, as many U.S.-based companies made some of their most astounding advances. Results for Putnam Growth Opportunities Fund's semiannual period, which ended just after the close of a record-breaking year for the U.S. market, reflect the strength of this sector. Your fund was positioned with an increased emphasis on technology and strategic stock selection in the strong performing media, telecommunications, and cellular industries.

Tech stocks powered the extraordinary performance of the Nasdaq Composite Index, which gained 85.6% during the 1999 calendar year, the biggest annual gain for a major market index in U.S. history. This index, which includes small-, mid- and large-capitalization stocks, is considered a key indicator of performance trends in the technology sector. The sector's strength is also reflected in the performance of other market indexes; the Dow Jones Industrial Average gained 27.2% in 1999 and the S&P 500 Index rose 21.0%, a record fifth consecutive year of double-digit performance for both.

Total return for 6 months ended 1/31/00

       Class A         Class B          Class C          Class M
     NAV     POP     NAV     CDSC     NAV     CDSC     NAV     POP
-------------------------------------------------------------------------
     31.71%  24.16%  31.28%  26.28%   31.26%  30.26%   31.35%  26.77%
-------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods begins on page 6.


* TECHNOLOGY DOMINATES MARKETS AND ECONOMY

During the semiannual period, the pervasive influence of technology -- and especially the Internet -- touched almost every growth sector. The inclusion of Microsoft and Intel in the Dow Jones Industrial Average and the addition of Internet stocks Yahoo! and America Online to the S&P 500 Index illustrated the growing influence of technology in today's economy. In the last year, approximately 150,000 new users worldwide went online each day and more than 61 million U.S. homes are now connected to the Internet.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Communications
equipment                11.4%

Software                 10.0%

Telecommunications        9.0%

Computers                 8.9%

Conglomerates             8.7%

Footnote reads:
*Based on net assets as of 1/31/00. Holdings will vary over time.


During the period, we added several stocks to the fund's portfolio because we believed they would greatly benefit from the surging Internet demand. One example was VERITAS Software Corp., which provides services and software to help businesses manage and store computer data. VERITAS products also speed data recovery and guard computer networks against data loss from crashes and errors. Storage companies such as VERITAS have experienced phenomenal growth due in large part to new demands from Internet service providers and corporate intranets.

We re-established a position in Oracle Corporation, one of the best-known names in database management software, which lets multiple users and applications access the same data simultaneously. Oracle has repositioned itself to take greater advantage of Internet and e-commerce opportunities and has also successfully reduced operating expenses. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* DEMAND FOR WIRELESS COMMUNICATIONS REMAINS INSATIABLE

While the number of cell-phone users continues to skyrocket around the world, another new trend has begun to benefit wireless companies -- accessing the Internet through mobile phones. According to a new report from IDC Research, 61.5 million people in the United States will be using wireless devices to access the Internet by 2003 -- a 728% increase over February 2000. Although wireless Internet service is in its infancy, it has already boosted a number of stocks, including fund holding Nextel Communications, Inc. The company provides mobile phone service, two-way radio dispatch, and paging services to business users through one Motorola handset. Now the company has added Internet access to its services and has won an investment from Microsoft, which is adapting its MSN Web site for use on Nextel's mobile handsets. Another fund holding, QUALCOMM, Inc., was among the fastest-growing stocks during the period. The company pioneered CDMA (code-division multiple access) technology, which has become the high-quality standard for the next generation of cell phones, wireless telecom equipment, and satellite ground stations around the world.


Morningstar gave Putnam Growth Opportunities Fund's class A shares its highest rating of 5 stars for overall performance as of December 31, 1999. Of the 3,469 domestic equity funds rated, the top 10% received 5 stars.

Past performance is not indicative of future results. Morningstar ratings reflect risk-adjusted performance through 12/31/99 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5- and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns. For 3-year performance, the fund received 5 stars and 3,469 domestic equity funds were rated. The top 10% of funds in an investment category receive 5 stars. The fund was not rated over longer periods. Ratings of other share classes will vary.


A new holding in the fund's telecommunications sector is Global Crossing Ltd., which is building fiber-optic cable systems under the oceans and across the globe. Its undersea cables connect the United States and Europe, and the company is currently connecting Japan to its network. During the period, Global Crossing completed its purchase of U.S.-based telephone company Frontier, which gave it a foothold in the North American market with a million local and long distance telephone customers for its intercontinental fiber-optic network.


Short-term performance vs. long-term potential

The potential for growth in a fund's portfolio can be just as important as stocks that perform well during a given period. One recent example is your fund's investment in the stock of Time Warner, Inc. As a fund holding during the semiannual period, the stock of Time Warner delivered lackluster performance. However, just before the close of the period, in January 2000, Internet services giant America Online announced plans to acquire Time Warner in a deal that astounded the financial industry. While it is too early to determine the outcome of such a merger, the growth potential of the combined companies is unprecedented. It brings together the nation's top Internet service provider and the world's leading media conglomerate and could represent a powerhouse in the new economy.


* SURGE IN ADVERTISING BOOSTS BROADCASTING SECTOR

The broadcasting sector of the fund's portfolio also reaped the rewards of Internet growth. Building brand recognition is vital to many Internet companies and one of the most effective methods for doing this is to advertise through traditional outlets such as TV, radio, and billboards. In addition, drug companies have increased their advertising dramatically since 1997, when the Food and Drug Administration eased direct-to-consumer advertising regulations. This surge in advertising, which also reflects the strength of the economy, benefited fund holdings such as CBS Corp., radio broadcaster Clear Channel Communications, and AT&T-Liberty Media, which holds equity positions in nearly 100 cable channels, including BET, Discovery Channel, E!, Encore, QVC, and USA Networks. AT&T-Liberty Media also has numerous positions in overseas cable systems, many of which are in their infancy and are expected to experience rapid growth. The company also has 95% ownership of Liberty Digital, which includes music and online properties.

* GROWTH DYNAMICS REMAIN EXCITING, BUT VOLATILITY LIKELY

The first half of fiscal 2000 has provided one of the most exciting environments in recent years for aggressive growth funds. Solid corporate earnings and continued demand for new technology should continue to drive U.S. stocks in the months ahead. Recovering overseas economies and continued economic strength in the United States also contribute to a generally optimistic outlook.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Microsoft Corp.
Software

General Electric Co.
Conglomerate

Sun Microsystems, Inc.
Computers

Nokia Corp.
Communications equipment

Cisco Systems, Inc.
Communications equipment

Tyco International Ltd.
Conglomerate

AT&T Corp. -- Liberty Media
Cable television

Motorola, Inc.
Electronics

Warner-Lambert Co.
Pharmaceuticals

Oracle Corp.
Software

Footnote reads:
These holdings represent 40.3% of the fund's net assets as of 1/31/00. Portfolio holdings will vary over time.


It is important to note, however, that exceptional periods of growth such as what we've experienced in the first half of the fiscal year are often followed by periods of volatility. A much-anticipated series of Federal Reserve Board interest-rate increases in 2000, beginning with the quarter-point increase shortly after the close of the period, could temper stock gains as companies face steeper borrowing costs and equity investors shift money into higher-yielding bonds. With these factors in mind, we enter the second half of fiscal 2000 with a strategic eye on market conditions while continuing to target the most compelling growth opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/00, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Growth Opportunities Fund is designed for investors seeking capital appreciation by investing primarily in stocks of well-established, large-capitalization companies that Putnam believes will benefit from promising growth themes worldwide.




TOTAL RETURN FOR PERIODS ENDED 1/31/00

                     Class A          Class B          Class C           Class M
(inception dates)   (10/2/95)         (8/1/97)         (2/1/99)          (8/1/97)
                  NAV       POP     NAV     CDSC     NAV     CDSC      NAV      POP
---------------------------------------------------------------------------------------
6 months          31.71%   24.16%   31.28%  26.28%   31.26%  30.26%   31.35%    26.77%
---------------------------------------------------------------------------------------
1 year            33.57    25.87    32.65   27.65    32.86   31.86    32.91     28.29
---------------------------------------------------------------------------------------
Life of fund     275.87   254.20   262.46  260.46   264.45  264.45   266.16    253.45
Annual average    35.77    33.92    34.64   34.46    34.81   34.81    34.95     33.86
---------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/00

                       Standard &      Russell 1000        Consumer
                    Poor's 500 Index   Growth Index       price index
-------------------------------------------------------------------------
6 months                  5.59%           18.68%             1.44%
-------------------------------------------------------------------------
1 year                   10.35            19.88              2.67
-------------------------------------------------------------------------
Life of fund            156.98           195.71             10.38
Annual average           24.31            28.40              2.30
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. The fund's performance reflects a voluntary expense limitation previously in effect. Without the limitation, total return would have been lower. For a portion of these periods, the fund was offered on a limited basis and had limited assets.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/00

                            Class A       Class B   Class C      Class M
-------------------------------------------------------------------------------
Distributions (number)*
-------------------------------------------------------------------------------
Share value:             NAV      POP       NAV      NAV       NAV      POP
-------------------------------------------------------------------------------
7/31/99                 $21.54   $22.85   $21.23   $21.50     $21.34   $22.11
-------------------------------------------------------------------------------
1/31/00                  28.37    30.10    27.87    28.22      28.03    29.05
-------------------------------------------------------------------------------

* The fund did not make any distributions during the period.




TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                    Class A           Class B            Class C          Class M
(inception dates)  (10/2/95)          (8/1/97)           (2/1/99)         (8/1/97)
                  NAV      POP      NAV      CDSC      NAV     CDSC     NAV      POP
---------------------------------------------------------------------------------------
6 months          34.04%   26.32%   33.61%   28.61%    33.59%  32.59%   33.71%   29.03%
---------------------------------------------------------------------------------------
1 year            51.37    42.69    50.31    45.31     50.58   49.58    50.64    45.37
---------------------------------------------------------------------------------------
Life of fund     295.48   272.68   281.58   279.58    283.69  283.69   285.49   272.11
Annual average    38.20    36.28    37.04    36.87     37.22   37.22    37.37    36.23
---------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Russell 1000 Growth Index* contains those Russell 1000 securities with a greater-than-average growth orientation. (The Russell 1000 Index is composed of the 1000 largest companies in the Russell 3000 Index.)

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at

http://www.putnaminv.com


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




The fund's portfolio
January 31, 2000 (Unaudited)

COMMON STOCKS (98.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Biotechnology (3.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,071,100  Amgen Inc. (NON)                                                                       $  131,903,181
            546,700  Genentech, Inc. (NON)                                                                      76,811,350
                                                                                                            --------------
                                                                                                               208,714,531

Broadcasting (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            754,100  CBS Corp. (NON)                                                                            43,973,456
            866,800  Clear Channel Communications, Inc. (NON)                                                   74,869,850
                                                                                                            --------------
                                                                                                               118,843,306

Cable Television (4.7%)
--------------------------------------------------------------------------------------------------------------------------
          3,373,900  AT&T Corp. -- Liberty Media Class A (NON)                                                 172,490,638
          1,836,400  Comcast Corp. Class A                                                                      84,474,400
                                                                                                            --------------
                                                                                                               256,965,038

Communications Equipment (11.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,996,400  Cisco Systems, Inc. (NON)                                                                 218,605,800
          1,485,800  Nokia Corp. ADR (Finland)                                                                 271,901,400
          1,078,100  QUALCOMM, Inc. (NON)                                                                      136,918,700
                                                                                                            --------------
                                                                                                               627,425,900

Computers (8.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,247,700  Dell Computer Corp. (NON)                                                                  47,958,469
          1,508,400  EMC Corp. (NON)                                                                           160,644,600
          3,593,400  Sun Microsystems, Inc. (NON)                                                              282,306,488
                                                                                                            --------------
                                                                                                               490,909,557

Conglomerates (8.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,208,200  General Electric Co. (SEG)                                                                294,518,675
          4,309,000  Tyco International Ltd.                                                                   184,209,750
                                                                                                            --------------
                                                                                                               478,728,425

Consumer Goods (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            786,300  Colgate-Palmolive Co.                                                                      46,588,275
          1,393,600  Estee Lauder Cos. Class A                                                                  71,247,800
                                                                                                            --------------
                                                                                                               117,836,075

Electronics (6.6%)
--------------------------------------------------------------------------------------------------------------------------
            755,700  JDS Uniphase Corp. (NON)                                                                  154,115,569
          1,257,200  Motorola, Inc.                                                                            171,922,100
            527,800  Solectron Corp. (NON)                                                                      38,331,475
                                                                                                            --------------
                                                                                                               364,369,144

Entertainment (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          2,450,800  Viacom, Inc. Class B (NON)                                                                135,713,050

Financial (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,063,300  Citigroup, Inc.                                                                           118,510,794

Insurance (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            766,100  American International Group, Inc.                                                         79,770,163

Media (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,707,700  Time Warner, Inc.                                                                         136,509,269

Pharmaceuticals (6.5%)
--------------------------------------------------------------------------------------------------------------------------
            909,500  Bristol-Myers Squibb Co.                                                                   60,027,000
          2,930,700  Schering-Plough Corp.                                                                     128,950,800
          1,775,000  Warner-Lambert Co.                                                                        168,514,063
                                                                                                            --------------
                                                                                                               357,491,863

Retail (6.5%)
--------------------------------------------------------------------------------------------------------------------------
            499,800  Amazon.com, Inc. (NON)                                                                     32,268,338
          2,730,400  Home Depot, Inc. (The)                                                                    154,608,900
            530,900  Target Corp.                                                                               35,072,581
          2,523,100  Wal-Mart Stores, Inc.                                                                     138,139,725
                                                                                                            --------------
                                                                                                               360,089,544

Semiconductor (7.2%)
--------------------------------------------------------------------------------------------------------------------------
            641,100  Applied Materials, Inc. (NON)                                                              87,990,975
          1,592,100  Intel Corp.                                                                               157,518,394
          1,429,700  Texas Instruments, Inc.                                                                   154,228,888
                                                                                                            --------------
                                                                                                               399,738,257

Software (10.0%)
--------------------------------------------------------------------------------------------------------------------------
          3,012,900  Microsoft Corp. (NON)                                                                     294,887,588
          3,358,800  Oracle Corp. (NON)                                                                        167,782,556
            595,200  VERITAS Software Corp. (NON)                                                               86,824,800
                                                                                                            --------------
                                                                                                               549,494,944

Technology Services (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,811,100  America Online, Inc. (NON)                                                                103,119,506
             17,700  Yahoo! Inc. (NON)                                                                           5,700,501
                                                                                                            --------------
                                                                                                               108,820,007

Telecommunications (9.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,012,800  Global Crossing Ltd. (NON)                                                                102,149,600
            186,800  Level 3 Communications, Inc. (NON)                                                         22,030,725
            298,200  Metromedia Fiber Network, Inc. Class A (NON)                                               20,184,413
            782,500  NEXTEL Communications, Inc. Class A (NON)                                                  83,238,438
            168,300  NEXTLINK Communications, Inc. Class A (NON)                                                14,200,313
          1,514,300  Sprint Corp.                                                                               97,956,281
          1,433,500  Sprint PCS (NON)                                                                          157,774,594
                                                                                                            --------------
                                                                                                               497,534,364
                                                                                                            --------------
                     Total Common Stocks  (cost $3,841,240,710)                                             $5,407,464,231

SHORT-TERM INVESTMENTS (1.7%) (a) (cost $96,404,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $96,404,000  Interest in $525,429,000 joint repurchase
                       agreement dated January 31, 2000 with
                       Morgan (J.P.) & Co., Inc. due February 1, 2000
                       with respect to various U.S. Treasury obligations --
                       maturity value of $96,419,210 for an effective
                       yield of 5.68%                                                                       $   96,404,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,937,644,710) (b)                                            $5,503,868,231
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,519,665,552.

  (b) The aggregate identified cost on a tax basis is $3,944,691,368 resulting in gross unrealized appreciation and depreciation of $1,642,587,346 and $83,410,483, respectively, or net unrealized appreciation of $1,559,176,863.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2000.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.


-----------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 2000 (Unaudited)

                                     Aggregate Face   Expiration  Unrealized
                        Total Value      Value           Date    Appreciation
-----------------------------------------------------------------------------
S&P 500 Index (long)    $47,283,750   $47,051,413       Mar-00     $232,337
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,937,644,710) (Note 1)                                        $5,503,868,231
-----------------------------------------------------------------------------------------------
Cash                                                                                  1,590,230
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                               163,484
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               50,085,485
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       21,457,654
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                         848,272
-----------------------------------------------------------------------------------------------
Unamortized organization expense (Note 1)                                                 1,176
-----------------------------------------------------------------------------------------------
Total assets                                                                      5,578,014,532

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     39,383,144
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            8,532,490
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          6,448,555
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              485,614
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            10,705
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,740
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                3,032,877
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  452,855
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    58,348,980
-----------------------------------------------------------------------------------------------
Net assets                                                                       $5,519,665,552

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $4,046,159,179
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (20,451,647)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                               (72,497,838)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        1,566,455,858
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $5,519,665,552

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,394,796,475 divided by 84,407,338 shares)                                            $28.37
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $28.37)*                                  $30.10
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,749,651,905 divided by 98,674,055 shares)**                                          $27.87
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($184,799,876 divided by 6,548,699 shares)**                                             $28.22
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($142,507,149 divided by 5,083,946 shares)                                               $28.03
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $28.03)*                                  $29.05
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($47,910,147 divided by 1,682,205 shares)                                                $28.48
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                        $    5,342,487
-----------------------------------------------------------------------------------------------
Interest                                                                              2,300,022
-----------------------------------------------------------------------------------------------
Total investment income                                                               7,642,509

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     11,010,462
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,718,186
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        28,464
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         20,637
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 2,213,087
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                10,223,816
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   567,901
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   428,110
-----------------------------------------------------------------------------------------------
Amortization of organization expense (Note 1)                                             1,969
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 106,703
-----------------------------------------------------------------------------------------------
Registration fees                                                                       368,464
-----------------------------------------------------------------------------------------------
Auditing                                                                                 18,686
-----------------------------------------------------------------------------------------------
Legal                                                                                    13,295
-----------------------------------------------------------------------------------------------
Postage                                                                                 264,658
-----------------------------------------------------------------------------------------------
Other                                                                                   343,636
-----------------------------------------------------------------------------------------------
Total expenses                                                                       28,328,074
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (233,918)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         28,094,156
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (20,451,647)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (33,315,645)
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)                               (3,457,160)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
futures contracts during the period                                               1,147,442,528
-----------------------------------------------------------------------------------------------
Net gain on investments                                                           1,110,669,723
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $1,090,218,076
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $  (20,451,647) $  (14,552,426)
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                    (36,772,805)    (31,220,468)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        1,147,442,528     328,414,959
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              1,090,218,076     282,642,065
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                 1,360,144,304   2,175,405,698
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      2,450,362,380   2,458,047,763

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               3,069,303,172     611,255,409
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $20,451,647 and $--, respectively)                                       $5,519,665,552  $3,069,303,172
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                        January 31                                                         Oct. 2, 1995+
operating performance                            (Unaudited)                    Year ended July 31                   to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     2000             1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $21.54           $16.99           $13.38           $10.15            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         (.07)(d)         (.09)(d)         (.07)(a)(d)       .03(a)           .03(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           6.90             4.64             3.71             4.43             1.67
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                6.83             4.55             3.64             4.46             1.70
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                      --               --               --             (.04)            (.04)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --               --             (.03)           (1.19)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    --               --             (.03)           (1.23)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $28.37           $21.54           $16.99           $13.38           $10.15
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                              31.71*           26.78            27.23            47.34            20.08*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $2,394,796       $1,348,515         $287,291           $5,385           $2,647
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                             .50*            1.01             1.25(a)          1.05(a)           .89*(a)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                            (.30)*           (.48)            (.43)(a)          .20(a)           .30*(a)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              25.73*           82.18            70.90           145.10           151.15*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. For periods prior to July 31,
    1999 an expense limitation was in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Net investment income (loss) was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                      ended                       For the period
Per-share                                                                          January 31       Year ended     Aug. 1, 1997+
operating performance                                                              (Unaudited)        July 31       to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $21.23           $16.86           $13.38
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(d)                                                        (.17)            (.24)            (.18)(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                             6.81             4.61             3.69
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  6.64             4.37             3.51
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                        --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --               --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                      --               --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $27.87           $21.23           $16.86
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                31.28*           25.92            26.25*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                   $2,749,652       $1,539,409         $299,195
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                               .87*            1.76             2.00*(a)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                              (.67)*          (1.23)           (1.19)*(a)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                25.73*           82.18            70.90
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. For periods prior to July 31,
    1999 an expense limitation was in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Net investment income (loss) was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended      For the period
Per-share                                                                                           January 31     Feb. 1, 1999+
operating performance                                                                               (Unaudited)      to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        2000             1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $21.50           $21.24
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(d)                                                                         (.17)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                              6.89              .38
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   6.72              .26
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                         --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                            --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                       --               --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $28.22           $21.50
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                 31.26*            1.22*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                      $184,800          $70,286
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                .87*             .88*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                               (.68)*           (.63)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 25.73*           82.18
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. For periods prior to July 31,
    1999 an expense limitation was in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Net investment income (loss) was less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                      ended                       For the period
Per-share                                                                          January 31      Year ended      Aug. 1, 1997+
operating performance                                                              (Unaudited)       July 31        to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $21.34           $16.91           $13.38
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(d)                                                        (.14)            (.19)            (.14)(a)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                             6.83             4.62             3.70
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  6.69             4.43             3.56
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                        --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --               --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                      --               --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $28.03           $21.34           $16.91
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                31.35*           26.20            26.63*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $142,507          $90,285          $24,769
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                               .75*            1.51             1.75*(a)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                              (.55)*           (.98)            (.93)*(a)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                25.73*           82.18            70.90
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. For periods prior to July 31,
    1999 an expense limitation was in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Net investment income (loss) was less than $0.01 per share.



Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended       For the period
Per-share                                                                                            January 31     July 1, 1999+
operating performance                                                                               (Unaudited)       to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        2000             1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $21.55           $22.27
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(d)                                                                         (.04)              --(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                              6.97             (.72)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   6.93             (.72)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                         --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                            --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                       --               --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $28.48           $21.55
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                 32.16*           (3.23)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $47,910          $20,808
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                .37*             .06*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                               (.18)*           (.02)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 25.73*           82.18
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.01 per share for each of class A, B and M, for the period ended July 31, 1998 and $0.11 per share for each of the periods ended July 31, 1997 and July 31, 1996.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges. For periods prior to July 31,
    1999 an expense limitation was in effect. Without the limitation, the total return would have been lower.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Net investment income (loss) was less than $0.01 per share.




Notes to financial statements
January 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Growth Opportunities Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act 0f 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks of companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes have potential for capital appreciation significantly greater than that of the market averages.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or, if no sales are reported -- as in the case of some securities traded over the counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 1999, the fund had a capital loss carryover of approximately $28,678,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover                  Expiration
--------------                  -------------
     $ 506,000                  July 31, 2006
    28,172,000                  July 31, 2007

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $8,843. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 2000, fund expenses were reduced by $233,918 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,478 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,664,357 and $57,347 from the sale of class A and class M shares, respectively and received $1,570,877 and $19,749 in contingent deferred sales charges from redemptions of class B and C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $15,922 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,289,831,880 and $1,025,607,839, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     32,999,402      $ 847,541,607
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                32,999,402        847,541,607

Shares
repurchased                                    (11,202,795)      (276,890,714)
-----------------------------------------------------------------------------
Net increase                                    21,796,607      $ 570,650,893
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     60,495,064     $1,226,507,333
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                60,495,064      1,226,507,333

Shares
repurchased                                    (14,796,454)      (297,764,756)
-----------------------------------------------------------------------------
Net increase                                    45,698,610     $  928,742,577
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     34,012,325       $854,640,680
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                34,012,325        854,640,680

Shares
repurchased                                     (7,844,210)      (190,860,081)
-----------------------------------------------------------------------------
Net increase                                    26,168,115       $663,780,599
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     64,661,133     $1,294,888,144
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                64,661,133      1,294,888,144

Shares
repurchased                                     (9,895,865)      (194,839,289)
-----------------------------------------------------------------------------
Net increase                                    54,765,268     $1,100,048,855
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,545,336        $91,815,011
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 3,545,336         91,815,011

Shares
repurchased                                       (265,723)        (6,599,128)
-----------------------------------------------------------------------------
Net increase                                     3,279,613        $85,215,883
-----------------------------------------------------------------------------

                                              For the period February 1, 1999
                                                 (commencement of operations)
                                                             to July 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,383,619        $72,850,113
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 3,383,619         72,850,113

Shares
repurchased                                       (114,533)        (2,464,821)
-----------------------------------------------------------------------------
Net increase                                     3,269,086        $70,385,292
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,444,192       $ 36,133,180
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 1,444,192         36,133,180

Shares
repurchased                                       (590,934)       (14,753,173)
-----------------------------------------------------------------------------
Net increase                                       853,258       $ 21,380,007
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      4,076,095       $ 78,161,548
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 4,076,095         78,161,548

Shares
repurchased                                     (1,310,460)       (23,322,789)
-----------------------------------------------------------------------------
Net increase                                     2,765,635       $ 54,838,759
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,211,561        $32,016,051
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 1,211,561         32,016,051

Shares
repurchased                                       (495,132)       (12,899,129)
-----------------------------------------------------------------------------
Net increase                                       716,429        $19,116,922
-----------------------------------------------------------------------------

                                                  For the period July 1, 1999
                                                 (commencement of operations)
                                                             to July 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,006,739        $22,318,441
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 1,006,739         22,318,441

Shares
repurchased                                        (40,963)          (928,226)
-----------------------------------------------------------------------------
Net increase                                       965,776        $21,390,215
-----------------------------------------------------------------------------


Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminv.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

C. Beth Cotner
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

David J. Santos
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Growth Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit

www.putnaminv.com


SA061-58986 2AP 3/00



PUTNAM INVESTMENTS                                       [SCALE LOGO OMITTED]
-----------------------------------------------------------------------------
Putnam Growth Opportunities Fund

Supplement to Semiannual Report dated 1/31/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.


SEMIANNUAL RESULTS AT A GLANCE
-----------------------------------------------------------------------------
Total return
for periods ended 1/31/00                                          NAV

6 months                                                         32.16%
1 year                                                           34.24
Life of fund (since class A inception, 10/2/95)                 280.94
Annual average                                                   36.18

Share value:                                                       NAV

7/31/99                                                         $21.55
1/31/00                                                         $28.48

-----------------------------------------------------------------------------
Distributions:             No.     Income      Capital gains      Total
                           --         --            --              --
-----------------------------------------------------------------------------

Please note that past performance is no guarantee of future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.